SUPPLEMENT DATED JANUARY 3, 2024

TO THE PROSPECTUS

DATED AUGUST 31, 2023

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Alternatives Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 31, 2023, as amended to date, and should be read in conjunction with such Prospectus.

Portfolio Manager Change to the Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Municipal Bond Fund, and Morningstar Multisector Bond Fund

I.

Alfonzo Bruno no longer serves as a portfolio manager to the Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Municipal Bond Fund, or Morningstar Multisector Bond Fund. To reflect this change, all references to Mr. Bruno as a portfolio manager of such Funds are removed from the Prospectus.

Portfolio Manager Change to the Morningstar Municipal Bond Fund

I.	To reflect the addition of Hong Cheng as a portfolio manager of the Morningstar Municipal Bond Fund, the following addition is being made to the Prospectus:

1.	The Morningstar Investment Management LLC section of the table following the “Morningstar Municipal Bond Fund - Fund Management” heading in the Prospectus is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC
Daniel E. McNeela, CFA	Senior Portfolio Manager and Head of Subadviser Selection	Since Inception (November 2018)

Hong Cheng, CFA	Portfolio Manager	January 2024

2.	In the “Management of the Funds – Investment Adviser” section of the Prospectus, the sixth paragraph is removed and replaced with the following:

Hong Cheng, CFA (Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Global Income Fund, Morningstar Multisector Bond Fund and Morningstar Municipal Bond Fund)—Hong Cheng is a portfolio manager with Morningstar’s Investment Management group. Along with the other Morningstar portfolios managers for the Funds, Cheng is responsible for subadviser selection and oversight, subadviser and exchange traded funds (ETFs) allocations, in addition to other portfolio management responsibilities. Cheng is also a member of Investment Management’s Global Asset Allocation team focusing on U.S. below-investment grade credit sectors. Previously, Cheng was an Operations Associate at Morningstar Investment Services, where she provided trading support and conducted back and middle office operations including trade settlement and account reconciliation. Cheng holds a bachelor’s degree in finance and insurance from Renmin University of China, a master’s degree in finance from DePaul University and an MBA from the University of Chicago Booth Graduate School of Business. Cheng is a CFA Charterholder. Cheng has served as a portfolio manager for the Morningstar Defensive Bond Fund, Morningstar Global Income Fund and Morningstar Multisector Bond Fund since December 2020, Morningstar Total Return Bond Fund since May 2022 and Morningstar Municipal Bond Fund since January 2024.

Portfolio Manager Change to the Morningstar Alternatives Fund

I.	To reflect the addition of Michael J. Budzinski as a portfolio manager of the Morningstar Alternatives Fund, the following addition is being made to the Prospectus:

1.	The Morningstar Investment Management LLC section of the table following the “Morningstar Alternatives Fund - Fund Management” heading in the Prospectus is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC
Marta K. Norton, CFA	Chief Investment Officer, Americas and Portfolio Manager	Since Inception (November 2018)
Richard M. Williamson, CFA, CIPM	Senior Portfolio Manager and Head of Investments, Mutual Funds	December 2020
Michael J. Budzinski	Portfolio Manager	January 2024

2.	In the “Management of the Funds – Investment Adviser” section of the Prospectus, the following paragraph is added:

Michael J. Budzinski (Morningstar Alternatives Fund)—Michael Budzinski is an associate portfolio manager within Morningstar’s Investment Management group. Budzinski performs manager due diligence and implements asset allocation decisions across Morningstar’s mutual funds and multi-asset portfolios. As a member of Investment Management’s Global Asset Allocation team, he also conducts research related to Alternatives, U.S. Treasuries and other fixed income asset classes. Prior to joining Morningstar Investment Management in 2017, Budzinski was a data analyst at Morningstar, Inc., where he oversaw data collection efforts for more than 25,000 unregistered investments. Budzinski holds a bachelor’s degree in government (summa cum laude) from Georgetown University and an MBA from the University of Chicago Booth School of Business. Budzinski has served as a portfolio manager for the Morningstar Alternatives Fund since January 2024.

Subadviser Change in Control, Approval of New Subadvisory Agreement for the Morningstar Alternatives Fund

I.

On December 29, 2023, SSI Investment Management LLC (“SSI”), a subadviser to the Morningstar Alternatives Fund, underwent a change in ownership, which resulted in the automatic termination of the subadvisory agreement that was then in effect between SSI and Morningstar Investment Management LLC (“MIM”), the Fund’s investment adviser. As of that date, SSI began operating under a new subadvisory agreement, approved by the Trust’s Board of Trustees at its meeting on September 14, 2023, pursuant to which the same investment subadvisory services continue to be provided to the Morningstar Alternatives Fund.

Please retain this supplement for future reference.

SUPPLEMENT DATED JANUARY 3, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2023

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Alternatives Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 31, 2023, as amended to date, and should be read in conjunction with such SAI.

Portfolio Manager Change to the Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Municipal Bond Fund, and Morningstar Multisector Bond Fund

I.

Alfonzo Bruno no longer serves as a portfolio manager to the Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Municipal Bond Fund, or Morningstar Multisector Bond Fund. To reflect this change, all references to Mr. Bruno as a portfolio manager of such Funds are removed from the SAI.

Portfolio Manager Change to the Morningstar Alternatives Fund

I.

To reflect the addition of Michael J. Budzinski as a portfolio manager of the Morningstar Alternatives Fund, the following information is added to the Morningstar Investment Management LLC of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
Morningstar

Michael J. Budzinski (as of November 2023)	0 $0.0	0 $0.0	0 $0.0	0 $0.0	0 $0.0	0 $0.0

Subadviser Change in Control, Approval of New Subadvisory Agreement for the Morningstar Alternatives Fund

I.

On December 29, 2023, SSI Investment Management LLC (“SSI”), a subadviser to the Morningstar Alternatives Fund, underwent a change in ownership, which resulted in the automatic termination of the subadvisory agreement that was then in effect between SSI and Morningstar Investment Management LLC (“MIM”), the Fund’s investment adviser. As of that date, SSI began operating under a new subadvisory agreement, approved by the Trust’s Board of Trustees at its meeting on September 14, 2023, pursuant to which the same investment subadvisory services continue to be provided to the Morningstar Alternatives Fund.

Please retain this supplement for future reference.